Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2021
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Revenue From Contracts With Customers
5.	Revenue from contracts with customers

(a)	Disaggregation of revenue from contracts with customers

	2021	2020	2019
	$’000	$’000	$’000
Agent revenue
- Subscription	41,773	35,752	31,886
- Agent discretionary	35,179	29,968	32,607

	76,952	65,720	64,493

Developer revenue
- Advertising activities	10,749	8,113	11,252
- Events	6,328	5,785	10,443
- Software	534	997	1,568
- Print	19	—	—
- Review and management services	3,202	412	275
- Others	75	45	413

	20,907	15,352	23,951

Fintech and data	2,852	1,023	—

	100,711	82,095	88,444

Revenue recognised
- At a point in time	20,068	16,511	22,238
- Over time	80,643	65,584	66,206

	100,711	82,095	88,444

Revenue recognition criteria for each of these revenue streams is stated in Note 2.4.
As permitted under IFRS 15, the remaining unsatisfied performance obligations are not disclosed as these performance obligations are part of contracts that have an original expected duration of one year or less. There is no consideration from contracts with customers not included in the transaction price.

(b)	Contract liabilities

	31 December		1 January
	2021	2020	2020
	$’000	$’000	$’000
Deferred revenue	47,318	34,487	32,065

The change in deferred revenue is mainly due to the increase in unsatisfied performance obligations at the end of the financial year.

(i)	Revenue recognised in relation to contract liabilities

	2021	2020	2019
	$’000	$’000	$’000
Revenue recognised in current period that was included in the contract liabilities balance at the beginning of the period	34,487	32,065	27,431

(c)	Trade receivables from contracts with customers

	31 December		1 January
	2021	2020	2020
	$’000	$’000	$’000
Current assets
Trade receivables from contracts with customers (Note 13(a))	15,765	15,825	12,446
Loss allowances (Note 13(a))	(4,953)	(4,823)	(3,529)

	10,812	11,002	8,917